Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule of Consolidated Statements of Operations

The results of the SG Grocery Business included in discontinued operations for the six months ended June 30, 2025 were as follows:

Periods Ended June 30,
2025
USD

Revenues	$1,761,337
Cost of revenues	(1,413,047)
Gross profit	348,290
Operating expenses
Selling and distribution expenses	(387,095)
General administrative expenses	(1,625,502)

Loss from operations	(1,664,307)

Other income
Other income	-
Finance costs	(63,174)
Total other income (expense), net	(63,174)

Loss before income taxes	(1,727,481)
Income tax expense	-

Net loss from discontinued operations, net of tax	(1,727,481)